FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of Fair Value of Financial Instruments) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 3,901,093	$ 3,744,905
Restricted cash	882,330	1,143,666
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,552,389	3,260,135
Marketable securities	3,901,093	3,744,905
Restricted cash	882,330	1,143,666
Mortgages and note payable	7,649,632	9,519,658
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,552,389	3,260,135
Marketable securities	3,901,093	3,744,905
Restricted cash	882,330	1,143,666
Mortgages and note payable	$ 8,088,201	$ 9,915,121